Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of the Intangible Assets	The useful lives of the intangible assets are:
Gamma Linolenic Acid (“GLA”)	22 years
SPC® Technology	20 years
IP Rights HB4 Technology – BIOX	5 years
Customer relationship	20.5 years

Schedule of Useful Lives of Property, Plant and Equipment	The useful lives of property, plant and equipment are:
Storage	20 years
Machinery and equipment	10 – 20 years
Vehicles	5 years
Furniture	10 years
Computer equipment	3 – 5 years

Schedule of Consolidated Financial Statements

The subsidiaries and joint arrangements of the Company, of which their financial results have been included in the Consolidated Financial Statements, and in which the Company holds a majority of the voting rights or shares joint control as of June 30, 2024 are as follows:

Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of March 31, 2024
Moolec Science Limited(i)	Investment in subsidiaries	United Kingdom	100%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100%
ValoraSoy S.A.	Investment in subsidiaries	Argentina	100%
AG Biomolecules LLC (DE)	Investment in subsidiaries	USA	100%
Microo Foods Ingredients S.L.	Investment in joint arrangements	Spain	50%

(i)      Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.

Schedule of Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of comprehensive income and consolidated statement of financial position.

	For the year ended on June 30, 2024	For the year ended on June 30, 2023
Revenue(1)	5,625,124	905,049
Cost of sales(2)	(5,152,543)	(1,048,354)

(1)      Includes IAS 29 impact for a $305,210 decrease in revenues and $35,586 increase in revenues for the fiscal years 2024 and 2023, respectively.

(2)      Includes IAS 29 impact of $622,687 and $7,385 decrease in costs of sales for the fiscal years ended in 2024 and 2023, respectively

Schedule of Non-Current Assets Other than Financial Instruments

Non-current assets other than financial instruments are located in the following countries:

	As of June 30, 2024	As of June 30, 2023
Luxembourg	1,262,532	251,440
United Kingdom	4,600,761	4,774,320
Argentina	4,673,592	4,930,666
United States	352,536	—
Total non-current assets other than financial instruments	$10,889,421	$9,956,426